Warrants	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Warrants
Derivative financial instrument
On July 29, 2016, the Company issued 31,115,926 units to new and existing investors at the placing price of £1.4365 per unit. Each unit comprises one ordinary share and one warrant.
The warrant holders can subscribe for 0.4 of an ordinary share at a per share exercise price of £1.7238. The warrant holders can opt for a cashless exercise of their warrants, whereby the warrant holders can choose to exchange the warrants held for reduced number of warrants exercisable at nil consideration. The reduced number of warrants is calculated based on a formula considering the share price and the exercise price of the warrants. The warrants are therefore classified as a derivative financial liability, since their exercise could result in a variable number of shares to be issued.
The warrants entitled the investors to subscribe for, in aggregate, a maximum of 12,401,262 shares. The warrants can be exercised until May 2, 2022.
In the year ended December 31, 2019, no warrants were forfeited (2018: nil).
The table below presents the assumptions in applying the Black-Scholes model to determine the fair value of the warrants.

	As of December 31, 2019	As of December 31, 2018
Shares available to be issued under warrants	12,401,262	12,401,262
Exercise price	£1.7238	£1.7238
Risk-free interest rate	0.540%	0.760%
Expected term to exercise	2.34 years	3.34 years
Annualized volatility	65.56%	60.72%
Dividend rate	0.00%	0.00%

As per the reporting date, the Company updated the underlying assumptions and calculated a fair value of these warrants amounting to £0.9 million. The variance of £(1.6) million is recorded as finance income in the Consolidated Statement of Comprehensive Income.

	Derivative financial instrument	Derivative financial instrument
	2019	2018
	£'000s	£'000s
At January 1	2,492	1,273
Fair value adjustments recognized in profit or loss	(1,597)	1,219
At December 31	895	2,492
For the amount recognized at December 31, 2019, the effect when the following parameter deviates up or down is presented in the below table.

Volatility (up / down 10% pts)
£'000s
Variable up	1,306
Base case, reported fair value	895
Variable down	535